Summary Prospectus – May 1, 2023
JNL/American Funds Global Growth Fund
Class A
Class I
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at https://www.jackson.com/fund-literature.html. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated May 1, 2023, as amended, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.

Investment Objective.  The investment objective of the Fund ("Feeder Fund") is to seek long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth FundSM (the “Master Fund”).
Expenses.  This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees
(fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.14%
Total Annual Fund Operating Expenses[3]	1.57%
Less Waiver/Reimbursement[4]	0.51%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.06%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.14%
Total Annual Fund Operating Expenses[3]	1.27%
Less Waiver/Reimbursement[4]	0.51%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.76%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same.  The example also assumes that the contractual expense limitation agreement is discontinued after one year.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/American Funds Global Growth Fund Class A
1 year	3 years	5 years	10 years
$108	$446	$807	$1,824

JNL/American Funds Global Growth Fund Class I
1 year	3 years	5 years	10 years
$78	$352	$648	$1,489

(1)  The example reflects the aggregate expenses of both the Fund and the Master Fund.
Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.
Period	Master Fund
1/1/2022 - 12/31/2022	29%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.
The Master Fund invests primarily in common stocks of companies around the world that the Master Fund’s investment adviser believes have the potential for growth.  As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund will invest significantly in issuers domiciled outside the United States (i.e., at least 40% of its net assets, unless market conditions are not deemed favorable by the Master Fund, in which case the Master Fund would invest at least 30% of its net assets in issuers domiciled outside of the United States).
Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.
The Master Fund uses a system of multiple portfolio managers in managing the Master Fund’s assets. Under this approach, the portfolio of the Master Fund is divided into segments managed by individual managers.
The Master Fund relies on the professional judgment of its investment adviser to make decisions about the Master Fund’s portfolio investments. The basic investment philosophy of the Master Fund’s investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.

•
Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•
Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks.  Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

•
Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased or held by the Master Fund could decline if the financial condition of the companies the Master Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, sanctions or the threat of new or modified sanctions, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

•
Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Growth stock prices frequently reflect projections of future earnings or revenues, and if earnings growth expectations are not met, their stock prices will likely fall, which may reduce the value of a Fund's investment in those stocks. Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

•
Issuer risk – The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.  A security’s value may decline for reasons that directly relate to the issuer, such as management performance, corporate governance, financial leverage and reduced demand for the issuer’s goods or services.

•
Large-capitalization investing risk – Large-capitalization stocks as a group could fall out of favor with the market, which may cause the Fund to underperform funds that focus on other types of stocks.

•
Managed portfolio risk – As an actively managed portfolio, the Master Fund's portfolio manager(s) make decisions to buy and sell holdings in the Master Fund's portfolio. Because of this, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Master Fund's Adviser's investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Adviser of the Master Fund. There is no guarantee that the investment objective of the Fund will be achieved.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, including widespread disease and virus epidemics or pandemics such as the coronavirus (COVID-19) pandemic, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mid-capitalization investing risk – The stocks of mid-capitalization companies can be more volatile and their shares can be less liquid than those of larger companies. Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

•
Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad-based securities market index which has investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown.  If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
The performance data includes the performance of the JNL/American Funds Global Growth Fund, then a series of the Jackson Variable Series Trust, for periods before the Fund's registration statement became effective.
Annual Total Returns as of December 31

Class A
Best Quarter (ended 6/30/2020): 24.25%; Worst Quarter (ended 6/30/2022): -16.74%

Annual Total Returns as of December 31

Class I
Best Quarter (ended 6/30/2020): 24.29%; Worst Quarter (ended 6/30/2022): -16.66%

Average Annual Total Returns as of 12/31/2022
	1 year	5 year	Life of Fund (September 16, 2013)
JNL/American Funds Global Growth Fund (Class A)	-25.05%	6.73%	8.77%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	-18.04%	5.27%	7.06%

Average Annual Total Returns as of 12/31/2022
	1 year	5 year	Life of Class (September 25, 2017)
JNL/American Funds Global Growth Fund (Class I)	-24.82%	7.06%	7.66%
Morningstar Global Target Market Exposure Index (Net) (reflects no deduction for fees, expenses, or taxes)	-18.04%	5.27%	6.15%

Portfolio Management.
Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)
Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.
Investment Adviser to the Master Fund:
Capital Research and Management Company ("CRMC")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Patrice Collette	November 2015	Partner, Capital World Investors, CRMC
Paul Flynn	January 2017	Partner, Capital World Investors, CRMC
Jonathan Knowles	September 2013	Partner, Capital World Investors, CRMC
Roz Hongsaranagon	December 2021	Partner, Capital World Investors, CRMC

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.